Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
Note 25. Net Loss Per Share
We compute net loss per share of Class A common stock and Class B common stock under the two-class method required for multiple classes of common stock and participating securities. The rights, including the liquidation and dividend rights, of the Class A common stock and Class B common stock are substantially identical, other than voting rights. The shares of Class C common stock are deemed to be a non-economic interest. The shares of Class C common stock are, however, considered dilutive shares of Class A common stock, because such shares can be exchanged into shares of Class A common stock. If the shares of Class C common stock correspond to WeWork Partnership Class A common units, the shares of Class C common stock (together with the corresponding WeWork Partnership Class A common units) can be exchanged for (at the Company's election) shares of Class A common stock on a one-for-one basis, or cash of an equivalent value. If the shares of Class C common stock correspond to WeWork Partnerships Profits Interests Units and the value of the WeWork Partnership has increased above the applicable aggregate distribution threshold of the Units, the shares of Class C common stock (together with the corresponding WeWork Partnerships Profits Interests Units) can be exchanged for (at the Company's election) a number of shares of Class A common stock based on the value of a share of Class A common stock on the exchange date to the applicable per-unit distribution threshold, or cash of an equivalent value. Accordingly, only the Class A common stock and Class B common stock share in the Company's net losses.
On February 26, 2021, in connection with the Settlement Agreement (as defined in Note 27), all of the outstanding shares of Class B common stock were automatically converted into shares of Class A common stock and the shares of Class C common stock of the Company now have one vote per share, instead of three (the "Class B Conversion").
Prior to the Business Combination, the Company's participating securities included Series A, B, C, D-1, D-2, E, F, G, G-1, H-1, H-3 and Acquisition Preferred Stock, as the holders of these series of preferred stock were entitled to receive a noncumulative dividend on a pari passu basis in the event that a dividend was paid on common stock, as well as holders of certain vested RSUs that had a non-forfeitable right to dividends in the event that a dividend was paid on common stock. The holders of WeWork's Junior Preferred Stock were not entitled to receive dividends and were not included as participating securities. The holders of Series A, B, C, D-1, D-2, E, F, G, G-1, H-1, H-3 and Acquisition Preferred Stock, as well as the holders of certain vested RSUs with a non-forfeitable right to dividends, did not have a contractual obligation to share in its losses. As such, the Company's net losses for the years ended December 31, 2021 and 2020, were not allocated to these participating securities. In connection with the Business Combination, all series of Legacy WeWork convertible preferred stock were converted to the Company’s Class A common stock at the Exchange Ratio, on a one-for-one basis with Legacy WeWork’s Class A common stock, and included in the basic net loss per share calculation on a prospective basis.
Basic net loss per share is computed by dividing net loss attributable to WeWork Inc. attributable to its Class A common and Class B common stockholders by the weighted-average number of shares of its Class A common stock and Class B common stock outstanding during the period. As of December 31, 2022 and 2021, the warrants held by SoftBank and SoftBank affiliates are exercisable at any time for nominal consideration, therefore, the shares issuable upon the exercise of the warrants are considered outstanding for the purpose of calculating basic and diluted net loss per share attributable to common stockholders. Accordingly, the calculation of weighted-average common shares outstanding includes 55,995,276 and 9,534,516 shares issuable upon exercise of the warrants for the year ended December 31, 2022 and 2021, respectively.
On October 20, 2021, as a result of the Company's Business Combination, prior period share and per share amounts presented have been retroactively converted in accordance with ASC 805. For each comparative period before the Business Combination Legacy WeWork's historical weighted average number of Class A common stock and Class B common stock outstanding has been multiplied by the Exchange Ratio.
For the computation of diluted net loss per share, net loss per share attributable to common stockholders for basic net loss per share is adjusted by the effect of dilutive securities, including awards under the Company's equity compensation plans. Diluted net loss per share attributable to common stockholders is computed by dividing the resulting net loss attributable to WeWork Inc. attributable to its Class A common and Class B common stockholders by the weighted-average number of fully diluted common shares outstanding. In the years ended December 31, 2022, 2021 and 2020, the Company's potential dilutive shares were not included in the computation of diluted net loss per share as the effect of including these shares in the computation would have been anti-dilutive.
The numerators and denominators of the basic and diluted net loss per share computations for WeWork's common stock are calculated as follows for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(Amounts in millions, except share and per share amounts)	2022	2021	2020
Numerator:
Net loss attributed to WeWork Inc.	$(2,034)	$(4,439)	$(3,129)
Less: Fair value of contingently issuable shares related to warrants issued to principal shareholder as an inducement	—	(406)	—
Net loss attributable to Class A and Class B Common Stockholders(1) - basic	$(2,034)	$(4,845)	$(3,129)
Net loss attributable to Class A and Class B Common Stockholders(1) - diluted	$(2,034)	$(4,845)	$(3,129)
Denominator:
Basic shares:
Weighted-average shares - Basic	761,845,605	263,584,930	140,680,131
Diluted shares:
Weighted-average shares - Diluted	761,845,605	263,584,930	140,680,131
Net loss per share attributable to Class A and Class B Common Stockholders:
Basic	$(2.67)	$(18.38)	$(22.24)
Diluted	$(2.67)	$(18.38)	$(22.24)

(1)The years ended December 31, 2022 and 2021 are comprised of only Class A common stock as noted above.
The following potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period. These amounts represent the number of instruments outstanding at the end of each respective period.

	Year Ended December 31,
	2022	2021	2020
Warrants	23,877,777	23,877,787	112,580,862
Partnership Units	19,896,032	19,896,032	—
RSUs	13,681,759	12,230,623	2,329,145
Stock options	11,542,516	19,237,610	41,012,401
Contingent shares(1)	431,299	—	—
WeWork Partnerships Profits Interest Units	42,057	42,057	20,794,324
Convertible Preferred Stock Series A, B, C, D-1, D-2, E, F, G, G-1, H-1, H-3 and Acquisition	—	—	304,790,585
Convertible Preferred Stock Series Junior	—	—	1,239
Convertible notes	—	—	648,809

(1)The year ended December 31, 2022 included contingently issuable common stock in connection with our acquisition of Common Desk. See Note 6 for additional information on the Common Desk acquisition.